Document and Entity Information	Mar. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2018
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 28, 2018
Prospectus Date	Mar. 01, 2018
Class A, B, & C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class A
Prospectus:
Trading Symbol	ALGAX
Class A, B, & C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class B
Prospectus:
Trading Symbol	AFGPX
Class A, B, & C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class C
Prospectus:
Trading Symbol	ALGCX
Class I & Z Prospectus | Alger International Growth Fund | Alger International Growth Fund Class I
Prospectus:
Trading Symbol	AIGIX
Class I & Z Prospectus | Alger International Growth Fund | Alger International Growth Fund Class Z
Prospectus:
Trading Symbol	ALCZX